iShares®

iShares Trust

iShares, Inc.

Supplement dated March 10, 2021 (the “Supplement”)

to the Prospectus (the “Prospectus”)

for each of the Funds Listed in Appendix 1 (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

Change in each Fund’s “A Further Discussion of Principal Risks”

The paragraph entitled “Concentration Risk” in the section entitled “A Further Discussion of Principal Risks” of the Prospectus for each Fund, except for the iShares J.P. Morgan USD Emerging Markets Bond ETF, is deleted in its entirety and replaced with the following:

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class. The Fund may be more adversely affected by the underperformance of those securities and/or other assets, may experience increased price volatility and may be more susceptible to adverse economic, market, political, sustainability-related or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

The paragraph entitled “Concentration Risk” in the section entitled “A Further Discussion of Other Risks” of the Prospectus for the iShares J.P. Morgan USD Emerging Markets Bond ETF is deleted in its entirety and replaced with the following:

Concentration Risk. The Fund’s investments will generally follow the weightings of the Underlying Index, which may result in concentration of the Fund’s investments in a particular sovereign or quasi-sovereign entity or entities in a particular country, group of countries, region, market, sector or asset class. To the extent that its investments are concentrated in a particular sovereign or quasi-sovereign entity or entities in a particular country, group of countries, region, market, sector or asset class, the Fund may be more adversely affected by the underperformance of those bonds, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, sustainability-related or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Change in each Fund’s “A Further Discussion of Other Risks”

The section of each Prospectus entitled “A Further Discussion of Other Risks” is amended to add the following:

Sustainability Risk. Sustainability risk is an inclusive term to designate investment risk (probability or uncertainty of occurrence of material losses relative to the expected return of an investment) that relates to environmental, social or governance issues.

Sustainability risk around environmental issues includes, but is not limited to, climate risk, both physical and transition risk. Physical risk arises from the physical effects of climate change, acute or chronic. For example, frequent and severe climate-related events can impact products and services and supply chains. Transition risk – whether policy, technology, market or reputation risk – arises from the adjustment to a low-carbon economy in order to mitigate climate change. Risks related to social issues can include but are not limited to labor rights and community relations. Governance-related risks can include but are not limited to risks around board independence, ownership and control, and audit and tax management. These risks can impact an issuer’s operational effectiveness and resilience as well as its public perception and reputation, affecting its profitability and, in turn, its capital growth and ultimately impacting the value of holdings in the Fund.

These are only examples of sustainability risk factors, and sustainability risk factors do not solely determine the risk profile of the investment. The relevance, severity, materiality and time horizon of sustainability risk factors and other risks can differ significantly across funds.

Sustainability risk can manifest itself through different existing risk types including, but not limited to, market, liquidity, concentration, credit and asset-liability mismatch risk. For example, the Fund may invest in the securities of an issuer that could face potentially reduced revenues or increased expenditures from physical climate risk (e.g., decreased production capacity due to supply chain perturbations, lower sales due to demand shocks or higher operating or capital costs) or transition risk (e.g., decreased demand for carbon-intensive products and services or increased production costs due to changing input prices). As a result, sustainability risk factors may have a material impact on an investment, may increase volatility, may affect liquidity and may have an adverse impact on the value of shares of the Fund.

The impact of those risks may be higher for funds with particular sectoral or geographic concentrations. For example, funds with geographic concentration in locations susceptible to adverse weather conditions where the value of the investments in the funds may be more susceptible to adverse physical climate events, or funds with specific sectoral concentrations, such as investing in industries or issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives, may be more impacted by climate transition risks.

All or a combination of these factors may have an unpredictable impact on the relevant fund’s investments. Under normal market conditions, such events could have a material impact on the value of shares of the Fund.

Assessments of sustainability risk are specific to the asset class and to a fund’s investment objective. Different asset classes require different data and tools to apply heightened scrutiny, assess materiality, and make meaningful differentiation among issuers and assets. To the extent consistent with the Fund’s investment objective, risks are considered and risk managed concurrently, by prioritizing in part based on materiality and on the Fund’s objective.

The impacts of sustainability risk are likely to develop over time, and new sustainability risks may be identified as further data and information regarding sustainability factors and impacts become available.

Change in Certain Funds’ “A Further Discussion of Principal Risks” or “A Further Discussion of Other Risks”, as Applicable

The paragraph entitled “Commodity Risk” in the section entitled “A Further Discussion of Principal Risks” or “A Further Discussion of Other Risks,” as applicable, of the Prospectus for each Fund as specified in Appendix 2 is deleted in its entirety and replaced with the following:

Commodity Risk. The energy, materials, and agriculture sectors account for a large portion of the exports of certain countries in which the Fund invests. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on a country’s economy. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather (including physical changes as a result of climate change), agriculture, the transition to low carbon alternatives or clean energy, trade, pestilence, political instability, catastrophic events, changes in interest rates and monetary and other governmental policies, action and inaction, including price changes due to trade relations, as well as social or governance factors. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

The paragraph entitled “Energy Sector Risk” in the section entitled “A Further Discussion of Principal Risks” or “A Further Discussion of Other Risks,” as applicable, of the Prospectus for each Fund as specified in Appendix 2 is deleted in its entirety and replaced with the following:

Energy Sector Risk. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for the following reasons, among others: changes in the levels and volatility of global energy prices, energy supply and demand, and capital expenditures on exploration and production of energy sources (including costs related to the transition to low carbon alternatives or clean energy); exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. There may also be increased impacts on the value of the investments in the Fund as a result of geographic concentration in locations where the value of the investments in the Fund may be more susceptible to adverse physical climate events, as well as social and governance factors. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund’s portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. In the context of the COVID-19 outbreak and disputes among oil-producing countries regarding potential limits on the production of crude oil, the energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets resulted in the market price of the front month WTI crude oil futures contract falling below zero for a period of time. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.

The paragraph entitled “Industrials Sector Risk” in the section entitled “A Further Discussion of Principal Risks” or “A Further Discussion of Other Risks,” as applicable, of the Prospectus for each Fund as specified in Appendix 2 is deleted in its entirety and replaced with the following:

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. While the Fund seeks to invest in companies with positive or favorable environmental and social characteristics, companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives may be more impacted by climate transition risks. There may also be increased impacts on the value of the investments in the Fund as a result of geographic concentration in locations where the value of the investments in the Fund may be more susceptible to adverse physical climate events, as well as social and governance factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

The paragraph entitled “Risk of Investing in Emerging Markets” in the section entitled “A Further Discussion of Principal Risks” of the Prospectus for each Fund as specified in Appendix 2 is deleted in its entirety and replaced with the following:

Risk of Investing in Emerging Markets. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

The paragraph entitled “Risk of Investing in Frontier Markets” in the section entitled “A Further Discussion of Principal Risks” of the Prospectus for the iShares MSCI Frontier and Select EM ETF is deleted in its entirety and replaced with the following:

Risk of Investing in Frontier Markets. Frontier markets are those emerging markets considered to be among the smallest, least mature and the securities of the issuers of which are the least liquid. Investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or traditional emerging markets. This is due to, among other things, smaller economies, less developed capital markets, greater market volatility, lower trading volume, political and economic instability, sustainability-related risks, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets. Frontier markets are even more prone to economic shocks associated with political and economic risks than are emerging markets generally. Many frontier market countries may be dependent on commodities, foreign trade or foreign aid. As a result, those risks traditionally associated with investments in emerging markets may be more pronounced with respect to investments in frontier market economies.

Change in Certain Funds’ “More Information About the Fund”

The section entitled “More Information About the Fund” of the Prospectus for each of the iShares ESG MSCI USA Leaders ETF and the iShares ESG MSCI EM Leaders ETF is amended to add the following:

The Fund invests in the constituents of an index. BFA or its affiliates carry out due diligence on index providers and engages with them on an ongoing basis with regard to index methodologies, including their assessment of good governance criteria set out by the Regulation (EU) 2019/2088 on sustainable finance disclosure regulation (SFDR). Such criteria include sound management structures, employee relations, remuneration of staff and tax compliance at the level of investee companies.

Change in Certain Funds’ “Index Provider”

The section entitled “Index Provider” of the Prospectus for the iShares ESG MSCI USA Leaders ETF is amended to add the following:

Additional information regarding the methodology of the Underlying Index can be found on the Index Provider’s website at https://www.msci.com/documents/10199/7a12fc8a-82f4-bea5-0b6f-f4c17c06f89b

The section entitled “Index Provider” of the Prospectus for the iShares ESG MSCI EM Leaders ETF is amended to add the following:

Additional information regarding the methodology of the Underlying Index can be found on the Index Provider’s website at https://www.msci.com/documents/10199/05a09305-d988-b054-ffa3-28e5c7904d13.

Appendix 1: iShares Funds

Supplement to the Prospectus, each dated as of March 1, 2021:

iShares J.P. Morgan EM High Yield Bond ETF (EMHY)

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)

Supplement to the Prospectus, each dated as of June 29, 2020 (as revised August 17, 2020):

iShares Core U.S. Aggregate Bond ETF (AGG)

iShares iBoxx $ Investment Grade Corporate Bond ETF (LQD)

iShares 20+ Year Treasury Bond ETF (TLT)

iShares 7-10 Year Treasury Bond ETF (IEF)

iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

Supplement to the Prospectus, each dated as of June 29, 2020 (as revised September 30, 2020):

iShares 5-10 Year Investment Grade Corporate Bond ETF (IGIB)

iShares 1-5 Year Investment Grade Corporate Bond ETF (IGSB)

Supplement to the Prospectus, each dated as of July 31, 2020 (as revised August 17, 2020):

iShares Core S&P 500 ETF (IVV)

iShares Core S&P Small-Cap ETF (IJR)

iShares Global Energy ETF (IXC)

iShares Core S&P Mid-Cap ETF (IJH)

iShares Nasdaq Biotechnology ETF (IBB)

iShares Russell 1000 Value ETF (IWD)

iShares Russell 2000 ETF (IWM)

iShares Russell 3000 ETF (IWV)

iShares Preferred and Income Securities ETF (PFF)

iShares Global Consumer Staples ETF (KXI)

iShares U.S. Regional Banks ETF (IAT)

iShares India 50 ETF (INDY)

Supplement to the Prospectus dated as of July 31, 2020 (as revised January 25, 2021):

iShares U.S. Real Estate ETF (IYR)

Supplement to the Prospectus dated as of September 1, 2020:

iShares Select Dividend ETF (DVY)

Supplement to the Prospectus, each dated as of December 1, 2020:

iShares China Large-Cap ETF (FXI)

iShares Core MSCI EAFE ETF (IEFA)

iShares MSCI EAFE ETF (EFA)

iShares MSCI All Country Asia ex Japan ETF (AAXJ)

iShares MSCI ACWI ETF (ACWI)

iShares MSCI Kokusai ETF (TOK)

iShares MSCI EAFE Small-Cap ETF (SCZ)

Supplement to the Prospectus, each dated as of December 30, 2020:

iShares MSCI Brazil ETF (EWZ)

iShares MSCI Canada ETF (EWC)

iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)

iShares MSCI Japan Small-Cap ETF (SCJ)

iShares MSCI Thailand ETF (THD)

iShares MSCI BRIC ETF (BKF)

iShares MSCI USA Equal Weighted ETF (EUSA)

iShares MSCI South Korea ETF (EWY)

iShares MSCI Germany ETF (EWG)

iShares MSCI Mexico ETF (EWW)

iShares MSCI Emerging Markets ETF (EEM)

iShares MSCI India ETF (INDA)

iShares MSCI China ETF (MCHI)

iShares Core MSCI Emerging Markets ETF (IEMG)

iShares MSCI Taiwan ETF (EWT)

iShares MSCI Malaysia ETF (EWM)

iShares MSCI Japan ETF (EWJ)

iShares MSCI United Kingdom ETF (EWU)

iShares ESG MSCI USA Leaders ETF (SUSL)

iShares ESG MSCI EM Leaders ETF (LDEM)

Supplement to the Prospectus, each dated as of December 30, 2020 (as revised January 7, 2021):

iShares MSCI Hong Kong ETF (EWH)

iShares MSCI Philippines ETF (EPHE)

Supplement to the Prospectus, dated as of December 30, 2020 (as revised March 1, 2021):

iShares MSCI Frontier and Select EM ETF (FM)

Appendix 2: Risk Factor Changes Table

The Funds listed in the below table are amending their respective risk factors as discussed in this Supplement. The below table reflects which risk factors are being amended by this Supplement for the respective Fund, with an “X” indicating that the Fund’s risk factor is being amended in accordance with this Supplement. The below risk factors are not an exhaustive list of the risks of investing in each Fund. Please see the respective Fund’s Prospectus for more detail on the risks of investing in the Fund.

Fund	Ticker	Commodity Risk	Energy Sector Risk	Industrials Sector Risk	Risk of Investing in Emerging Markets
iShares 1-5 Year Investment Grade Corporate Bond ETF	IGSB		X		X
iShares 5-10 Year Investment Grade Corporate Bond ETF	IGIB		X		X
iShares China Large-Cap ETF	FXI				X
iShares Core MSCI EAFE ETF	IEFA			X
iShares Core MSCI Emerging Markets ETF	IEMG	X	X		X
iShares Core S&P 500 ETF	IVV			X
iShares Core S&P Mid-Cap ETF	IJH			X
iShares Core S&P Small-Cap ETF	IJR			X
iShares Emerging Markets High Yield Bond ETF	EMHY				X
iShares ESG MSCI EM Leaders ETF	LDEM	X	X	X	X
iShares ESG MSCI USA Leaders ETF	SUSL			X	X
iShares Global Energy ETF	IXC	X	X
iShares iBoxx $ High Yield Corporate Bond ETF	HYG			X
iShares iBoxx $ Investment Grade Corporate Bond ETF	LQD			X
iShares India 50 ETF	INDY				X
iShares J.P. Morgan USD Emerging Markets Bond ETF	EMB				X
iShares MSCI ACWI ETF	ACWI			X	X
iShares MSCI All Country Asia ex Japan ETF	AAXJ			X	X
iShares MSCI Brazil ETF	EWZ	X	X	X	X

Fund	Ticker	Commodity Risk	Energy Sector Risk	Industrials Sector Risk	Risk of Investing in Emerging Markets
iShares MSCI BRIC ETF	BKF	X	X		X
iShares MSCI Canada ETF	EWC	X	X	X
iShares MSCI China ETF	MCHI				X
iShares MSCI EAFE ETF	EFA			X
iShares MSCI EAFE Small-Cap ETF	SCZ			X
iShares MSCI Emerging Markets ETF	EEM	X	X		X
iShares MSCI Emerging Markets Min Vol Factor ETF	EEMV	X		X	X
iShares MSCI Frontier and Select EM ETF	FM	X	X	X	X
iShares MSCI Germany ETF	EWG			X
iShares MSCI Hong Kong ETF	EWH			X
iShares MSCI India ETF	INDA		X		X
iShares MSCI Japan ETF	EWJ			X
iShares MSCI Japan Small-Cap ETF	SCJ			X
iShares MSCI Kokusai ETF	TOK			X
iShares MSCI Malaysia ETF	EWM			X	X
iShares MSCI Mexico ETF	EWW	X		X	X
iShares MSCI Philippines ETF	EPHE			X	X
iShares MSCI South Korea ETF	EWY			X	X
iShares MSCI Taiwan ETF	EWT				X
iShares MSCI Thailand ETF	THD		X	X	X
iShares MSCI United Kingdom ETF	EWU		X	X
iShares MSCI USA Equal Weighted ETF	EUSA			X
iShares Russell 1000 Value ETF	IWD			X
iShares Russell 2000 ETF	IWM			X
iShares Russell 3000 ETF	IWV			X
iShares Select Dividend ETF	DVY			X

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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